Trade Accounts Receivable	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Trade Accounts Receivable
7.	TRADE ACCOUNTS RECEIVABLE
See accounting policy in Note 2.3.3.

	12.31.2023	12.31.2022
Foreign customers	201.7	181.0
Brazilian Air Force	2.1	8.7
Domestic customers	27.0	28.1

	230.8	217.8
Expected credit losses	(9.8)	(12.6)

	221.0	205.2

Current	217.6	202.9
Non-current	3.4	2.3
The amounts and maturities of these trade accounts receivable are shown below:

	12.31.2023	12.31.2022
Not due	213.2	191.9
Up to 90 days	13.6	13.6
From 91 to 180 days	1.2	4.6
More than 180 days	2.8	7.7

	230.8	217.8

The change in allowance for expected credit losses during the years consisted of the following:

	12.31.2023	12.31.2022	12.31.2021
Beginning balance	(12.6)	(30.7)	(58.5)
Additions/Reversal	(1.8)	1.0	(1.8)
Write-off	4.6	17.0	29.4
Foreign exchange variation	—	0.1	0.2

Ending balance	(9.8)	(12.6)	(30.7)

For additional information on measuring expected credit losses, see Note 27.1.3
.